Fair Value Measurements - Schedule of cash equivalents and available-for-sale debt securities by balance sheet classification (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Cash equivalents:
Total cash and cash equivalents	$ 2,884	$ 3,609
Fair Value, Measurements, Recurring
Cash equivalents:
Total cash and cash equivalents	1,790	2,538
Available-for-sale debt securities:
Total available-for-sale debt securities	1,818	615
Fair Value, Measurements, Recurring | In cash and cash equivalents
Cash equivalents:
Total cash and cash equivalents	1,790	2,538
Fair Value, Measurements, Recurring | In investments
Available-for-sale debt securities:
Total available-for-sale debt securities	1,668	465
Fair Value, Measurements, Recurring | In funds receivable and amounts held for customers
Available-for-sale debt securities:
Total available-for-sale debt securities	150	150
Fair Value, Measurements, Recurring | Level 1
Cash equivalents:
Total cash and cash equivalents	1,790	2,538
Available-for-sale debt securities:
Total available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Level 1 | In cash and cash equivalents
Cash equivalents:
Total cash and cash equivalents	1,790	2,538
Fair Value, Measurements, Recurring | Level 1 | In investments
Available-for-sale debt securities:
Total available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Level 1 | In funds receivable and amounts held for customers
Available-for-sale debt securities:
Total available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Level 2
Cash equivalents:
Total cash and cash equivalents	0	0
Available-for-sale debt securities:
Total available-for-sale debt securities	1,818	615
Fair Value, Measurements, Recurring | Level 2 | In cash and cash equivalents
Cash equivalents:
Total cash and cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 2 | In investments
Available-for-sale debt securities:
Total available-for-sale debt securities	1,668	465
Fair Value, Measurements, Recurring | Level 2 | In funds receivable and amounts held for customers
Available-for-sale debt securities:
Total available-for-sale debt securities	$ 150	$ 150